Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Nov. 28, 2017
Janus Henderson Emerging Markets Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Henderson Emerging Markets Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Henderson Emerging Markets Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of the Predecessor Fund and the Fund for the most recent fiscal year was 32% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies in emerging market countries. Equity securities include common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. Emerging market countries are all countries represented by the MSCI Emerging Markets IndexSM and/or those countries considered to be developing by the World Bank, the International Finance Corporation or the United Nations. These countries typically are located in the Asia-Pacific region, Eastern Europe, Central and South America, and Africa.

Emerging market companies are broadly defined to include any company that meets one or more of the following tests: (i) its country of organization, its primary business office and/or the principal trading market of its stock are located in an emerging market country, (ii) 50% or more of its assets are located in emerging market countries, or (iii) 50% or more of its revenues are derived from emerging market countries.

In addition to the Fund’s main investments, the Fund may invest no more than 20% of its net assets in the securities of issuers in developed market countries.

Fund investment performance will be derived primarily from stock selection. Security selection will be based upon an analysis of a company’s valuations relative to earnings forecasts or other valuation criteria, earnings growth prospects of a company, the quality of a company’s management and the unique competitive advantages of a company.

The Fund generally sells a stock when, in the portfolio managers’ opinion, there is a deterioration in the company’s fundamentals, the company fails to meet performance expectations, the stock achieves its target price, its earnings are disappointing or its revenue growth has slowed. The Fund may also sell a stock if the portfolio managers believe that negative country or regional factors may affect the company’s outlook, in the portfolio managers’ opinion, a superior investment opportunity arises or to meet cash requirements. The portfolio managers anticipate that the Fund will continue to hold securities of companies that grow or expand so long as the portfolio managers believe the securities continue to offer prospects of long-term growth. Some of the Fund’s investments may produce income, although income from dividends and interest will be incidental and not an important consideration in choosing investments. The Fund may engage in active and frequent trading to achieve its investment objective.

The Fund may also invest a portion of its assets (i.e., more than 25% of its assets) in issuers in a single country or a limited number of countries and may invest up to 15% of its net assets in illiquid securities. In addition, the Fund may invest in securities issued by smaller companies and in less seasoned issuers, including through initial public offerings and private placements.

		The Fund may engage in derivative transactions to hedge against fluctuations in currency exchange rates. There are no limits on the extent to which foreign currency hedging may be utilized.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk.  The Fund normally has significant exposure to foreign markets as a result of its investments in non-U.S. securities, particularly investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. To the extent the Fund invests in non-U.S. debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk.  The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities. Some of the risks of investing directly in non-U.S. and emerging market securities may be reduced when the Fund invests indirectly in non-U.S. securities through various other investment vehicles including derivatives, which also involve other risks.

Market Risk.  The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.

Portfolio Turnover Risk.  Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary U.S. federal income tax rates when distributed to shareholders.

Small-Sized Companies Risk.  The Fund’s investments in securities issued by small-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Initial Public Offering Risk.  The Fund’s purchase of shares issued in an initial public offering (“IPO”) exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. Although IPO investments may have had a positive impact on the Fund’s performance in the past, there can be no assurance that the Fund will identify favorable IPO investment opportunities in the future.

Growth Securities Risk.  The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Derivatives Risk.  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Geographic Concentration Risk.  To the extent the Fund invests a substantial amount of its assets in issuers located in a single country or region, the economic, political, regulatory or other developments or conditions within such country or region will generally have a greater effect on the Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility.

Management Risk.  The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. The Fund may underperform its benchmark index or other mutual funds with similar investment objectives.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Returns shown prior to June 5, 2017 are those of the Predecessor Fund, Henderson Emerging Markets Fund. The Predecessor Fund was advised by Henderson Global Investors (North America) Inc. and subadvised by Henderson Investment Management Limited. Class A Shares, Class C Shares, Class I Shares and Class R6 Shares of the Predecessor Fund were reorganized into Class A Shares, Class C Shares, Class I Shares and Class N Shares, respectively, of the Fund on June 2, 2017. In connection with this reorganization, certain shareholders of the Predecessor Fund who held shares directly with the Predecessor Fund and not through an intermediary had the Class A Shares, Class C Shares, Class I Shares and Class N Shares of the Fund received in the Merger automatically exchanged for Class D Shares of the Fund following the Merger. Class A Shares, Class C Shares and Class I Shares of the Predecessor Fund commenced operations with the Predecessor Fund’s inception on December 31, 2010. Class R6 Shares of the Predecessor Fund commenced operations on November 30, 2015.

The performance shown for Class D Shares prior to June 5, 2017 reflects the performance of Class I Shares of the Predecessor Fund, calculated using the estimated fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

Returns of the Fund will be different from the Predecessor Fund as they have different expenses. Year-to-date returns include returns of the Fund for periods ending on or after June 5, 2017.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

		The Fund’s (and the Predecessor Fund’s) past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at janushenderson.com/allfunds or by calling 1-800-525-3713.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

		The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-525-3713
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janushenderson.com/allfunds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s (and the Predecessor Fund’s) past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class D Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 1st Quarter 2012 23.59% Worst Quarter: 3rd Quarter 2011 – 24.96%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s (and the Predecessor Fund’s) year-to-date return as of the calendar quarter ended September 30, 2017 was 20.68%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/16)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Prior to June 5, 2017, the Predecessor Fund used the MSCI Emerging Markets IndexSM gross of foreign withholding taxes. Effective June 5, 2017, the Fund’s performance will be compared to the MSCI Emerging Markets IndexSM net of foreign withholding taxes because it more closely reflects the Fund’s investment universe and is consistent with the practices of other funds advised by Janus Capital.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s primary benchmark index is the MSCI Emerging Markets IndexSM. The MSCI Emerging Markets IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

Prior to June 5, 2017, the Predecessor Fund used the MSCI Emerging Markets IndexSM gross of foreign withholding taxes. Effective June 5, 2017, the Fund’s performance will be compared to the MSCI Emerging Markets IndexSM net of foreign withholding taxes because it more closely reflects the Fund’s investment universe and is consistent with the practices of other funds advised by Janus Capital.

		After-tax returns are calculated using distributions for the Predecessor Fund’s Class I Shares for the period prior to June 5, 2017. If Class D Shares of the Fund had been available during periods prior to June 5, 2017, the distributions used to calculate the after-tax returns may have been different. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janushenderson.com/allfunds or by calling 1-800-525-3713.
Janus Henderson Emerging Markets Fund | Class D Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class D
Management Fees	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.82%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%	[3]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.21%	[3]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class D Shares
1 Year	rr_ExpenseExampleYear01	$ 186
3 Years	rr_ExpenseExampleYear03	576
5 Years	rr_ExpenseExampleYear05	990
10 Years	rr_ExpenseExampleYear10	$ 2,148
2011	rr_AnnualReturn2011	(24.80%)
2012	rr_AnnualReturn2012	22.18%
2013	rr_AnnualReturn2013	1.49%
2014	rr_AnnualReturn2014	(3.09%)
2015	rr_AnnualReturn2015	(10.67%)
2016	rr_AnnualReturn2016	9.69%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	20.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.96%)
Janus Henderson Emerging Markets Fund | Class D Shares | Return Before Taxes | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.69%
5 Years	rr_AverageAnnualReturnYear05	3.32%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.01%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
Janus Henderson Emerging Markets Fund | Class D Shares | Return After Taxes on Distributions | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	9.48%
5 Years	rr_AverageAnnualReturnYear05	3.30%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.10%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
Janus Henderson Emerging Markets Fund | Class D Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[4]
1 Year	rr_AverageAnnualReturnYear01	5.69%
5 Years	rr_AverageAnnualReturnYear05	2.67%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.45%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
Janus Henderson Emerging Markets Fund | Class D Shares | MSCI Emerging Markets Index℠ (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets IndexSM
1 Year	rr_AverageAnnualReturnYear01	11.19%
5 Years	rr_AverageAnnualReturnYear05	1.28%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.31%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
Janus Henderson Emerging Markets Fund | Class D Shares | MSCI Emerging Markets Index℠ (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets IndexSM
1 Year	rr_AverageAnnualReturnYear01	11.60%
5 Years	rr_AverageAnnualReturnYear05	1.64%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.96%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010

[1]	Other Expenses are based on the estimated expenses that the Fund expects to incur.
[2]	“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period. Acquired fund fees and expenses are indirect expenses a fund may incur as a result of investing in shares of an underlying fund.
[3]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding administrative services fees (including out-of-pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 1.03% until February 1, 2019. The contractual fee waiver may be terminated or modified prior to this date only at the discretion of the Fund’s Board of Trustees.
[4]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.